Benefit Plans and Other Postretirement Benefits - Amounts Recognized in the Balance Sheets and OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Amounts recognized in balance sheet
Other current liabilities	$ 0	$ 0
Other non-current liabilities	247	241
Amounts recognized in accumulated OCI
Net loss/(gain)	138	90
Prior service cost/(credit)	2	3
Total/Net accumulated OCI	140	93
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial loss/(gain)	50	47
Amortization of net actuarial (gain)/loss	(3)	0	$ (4)
Curtailment	0	(27)
Prior service credit	0	17
Amortization of prior service cost	0	0
Total recognized in OCI	47	37
Net periodic benefit cost (credit)	0	12	15
Net recognized in net periodic pension cost/(credit) and OCI	47	49
Expected unrecognized gain that will be amortized from accumulated OCI to net periodic cost over the next fiscal year	5
Significant components of NRG's domestic pension plan
Projected benefit obligation	1,397	1,222	1,329
Accumulated benefit obligation	1,362	1,188
Fair value of plan assets	1,150	981	1,104
Other Postretirement Benefits Plan
Amounts recognized in balance sheet
Other current liabilities	7	7
Other non-current liabilities	86	76
Amounts recognized in accumulated OCI
Net loss/(gain)	7	(9)
Prior service cost/(credit)	(43)	(53)
Total/Net accumulated OCI	(36)	(62)
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial loss/(gain)	16	(5)
Amortization of net actuarial (gain)/loss	0	0	1
Curtailment	0	2
Prior service credit	(2)	(28)
Amortization of prior service cost	12	10
Total recognized in OCI	26	(21)
Net periodic benefit cost (credit)	(9)	(15)	(5)
Net recognized in net periodic pension cost/(credit) and OCI	17	(36)
Expected unrecognized gain that will be amortized from accumulated OCI to net periodic cost over the next fiscal year	1
Expected amortization of unrecognized prior service credit over the next fiscal Year		14
Significant components of NRG's domestic pension plan
Projected benefit obligation	93	83	128
Fair value of plan assets	$ 0	$ 0	$ 0